Average Annual Total Returns{- Templeton Foreign VIP Fund} - FTVIP Class 2-70 - Templeton Foreign VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 1 year		MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 5 years		MSCI All Country World ex-US Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding) Past 10 years		MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 1 year		MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 5 years		MSCI All Country World ex-US Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(1.16%)	3.30%	2.42%	10.65%	[1]	8.92%	[1]	4.92%	[1]	11.13%	[1]	9.44%	[1]	5.40%	[1]

[1]

1. The MSCI All Country World ex-US Index-NR (net of taxes on dividends) is replacing the MSCI All Country World ex-US Index (gross of taxes on dividends) because the investment manager believes the composition of the MSCI All Country World ex-US Index-NR provides a more consistent basis for comparison relative to the Fund's peers.